EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFITS [Line Items]
Total contribution	$ 11,244,297	$ 15,451,989	$ 14,216,614
ReneSola Zhejiang [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	14.00%
Percentage of employer's contribution required by PRC law	19.10%
Sichuan ReneSola Silicon Material Co., Ltd. ("Sichuan ReneSola")
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	20.00%
Percentage of employer's contribution required by PRC law	18.20%
ReneSola Jiangsu [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	20.00%
Percentage of employer's contribution required by PRC law	21.00%
Renesola Shanghai Ltd [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	21.00%
Percentage of employer's contribution required by PRC law	21.00%